Stockholders' Equity (Deficit)	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
Stockholders' Equity (Deficit)

7. Stockholders’ Equity (Deficit)

In connection with the Company’s IPO, all of the outstanding shares of the Company’s Series A Preferred Stock automatically converted into 14,969,118 shares of common stock and the 1,859,151 shares of the Company’s redeemable common stock classified in mezzanine equity were reclassified to permanent equity due to the expiration of the deemed redemption feature associated with the stock.

Common Stock

In August and October 2018, the Company issued 1,187,500 shares of common stock as founder shares for services rendered to the Company, valued at $0.0001 per share for consideration of approximately $950. On November 5, 2018, in connection with the issuance of the Series A Preferred Stock, vesting conditions were placed on 562,500 previously issued founder shares. These shares vest over 4 years and are subject to repurchase by the Company in the event of termination of services. Shares subject to repurchase are not deemed, for accounting purposes, to be outstanding until those shares vest. In April 2019, the Company repurchased 25,782 shares of the common stock from a former employee in connection with termination of employment.

As of September 30, 2019 and December 31, 2018, 423,047 and 550,781 shares of common stock, respectively, were subject to repurchase by the Company. The unvested stock liability related to these shares is immaterial to all periods presented.

Each share of common stock is entitled to one voting right. Common stockholders are entitled to dividends when funds are legally available and declared by the Board.

Common Stock Reserved for Issuance

Common stock reserved for issuance is as follows:

	As of September 30,	As of December 31,
	2019	2018
Conversion of Series A Preferred Stock	—	7,488,530
Stock options issued and outstanding	3,206,812	—
Reserved for future stock awards or option grants	1,272,443	1,859,151
Reserved for employee stock purchase plan	500,000	—

	4,979,255	9,347,681